Schedule of trade and other payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Trade And Other Payables
Trade payable- third parties	$ 1,588,441	$ 2,055,601	$ 2,056,665
Accruals	565,914	732,348	1,439,072
GST payables	163,531	211,626	279,638
Advance payment	1,285	1,663
Other payables third parties	427,322	552,998	2,799,410
Total	$ 2,746,493	$ 3,554,236	$ 6,574,785